ACQUISITION OF GOLD STANDARD VENTURES CORP. - Additional Information (Details)			12 Months Ended
	Aug. 12, 2022 $ / shares	Aug. 12, 2022 USD ($)	Dec. 31, 2022 Y	Dec. 31, 2021 Y	Dec. 31, 2020 USD ($)	Aug. 12, 2022 USD ($) $ / $
Ifrs Asset Acquisitions [Line Items]
Stock options life | Y			5	5
Dividends | $		$ 0
Fair value recognized on acquisition | $						$ 7,500,000
Discount rate						6.5
Gold Standard Ventures Corp.
Ifrs Asset Acquisitions [Line Items]
Share price (in dollars per share)	$ 4.36
Exchange rate (CAD/USD) | $ / $						1.2741
Replacement Options, fair value assumptions, Share price (in dollars per share)	4.36
Replacement Options, fair value assumptions, Expected volatility (in percent)		45.00%
Stock options life		1.9
Replacement Options, fair value assumptions, Risk free interest rate (in percent)		3.30%
Weighted average fair value for Replacement Options (in dollars per share)	0.58
Gold Standard Ventures Corp. | Minimum
Ifrs Asset Acquisitions [Line Items]
Replacement Options, fair value assumptions, Exercise price (in dollars per share)	4.78
Gold Standard Ventures Corp. | Maximum
Ifrs Asset Acquisitions [Line Items]
Replacement Options, fair value assumptions, Exercise price (in dollars per share)	$ 18.87
Silver Stream
Ifrs Asset Acquisitions [Line Items]
Upfront cash payment | $					$ 2,000,000,000
Percentage of silver production to be delivered to investor					100.00%
Ongoing cash purchase price as percentage of prevailing silver price at the time of delivery					15.00%